Investments (Tables)	12 Months Ended
Mar. 31, 2012
Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2011 and 2012 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2011
Available-for-sale securities:
Debt securities:
Japanese government bonds	29,280,682	10,572	78,001	29,213,253
Japanese local gov’t bonds	229,440	2,139	1,410	230,169
U.S. Treasury bonds and federal agency securities	128,507	397	522	128,382
Other foreign gov’t bonds	290,428	331	181	290,578
Agency mortgage-backed securities (Note)	769,182	3,496	7,710	764,968
Residential mortgage-backed securities	753,625	11,358	5,426	759,557
Commercial mortgage-backed securities	509,294	2,961	26,007	486,248
Japanese corporate bonds and other debt securities	3,170,653	41,456	14,581	3,197,528
Foreign corporate bonds and other debt securities	624,877	23,785	2,954	645,708
Equity securities (marketable)	1,918,733	922,649	8,832	2,832,550

Total	37,675,421	1,019,144	145,624	38,548,941

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,200,615	7,361	1,269	1,206,707
Japanese corporate bonds	1,508	5	—	1,513

Total	1,202,123	7,366	1,269	1,208,220

2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	32,629,290	29,428	12,064	32,646,654
Japanese local gov’t bonds	269,434	3,222	90	272,566
U.S. Treasury bonds and federal agency securities	101,205	310	79	101,436
Other foreign gov’t bonds	443,836	969	262	444,543
Agency mortgage-backed securities (Note)	971,799	9,381	896	980,284
Residential mortgage-backed securities	564,152	10,375	3,261	571,266
Commercial mortgage-backed securities	338,393	2,828	10,949	330,272
Japanese corporate bonds and other debt securities	2,560,049	32,066	14,518	2,577,597
Foreign corporate bonds and other debt securities	525,978	18,139	2,174	541,943
Equity securities (marketable)	1,832,468	964,700	4,753	2,792,415

Total	40,236,604	1,071,418	49,046	41,258,976

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,800,614	14,587	62	1,815,139
Japanese corporate bonds	1,001	—	—	1,001

Total	1,801,615	14,587	62	1,816,140

Note:	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011, and ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Investments Classified by Contractual Maturity Date

Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final or contractual maturities.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(in millions of yen)
Due in one year or less	13,733,350	13,735,130	1,001	1,001
Due after one year through five years	19,450,272	19,471,730	1,800,614	1,815,139
Due after five years through ten years	3,303,573	3,314,390	—	—
Due after ten years	1,916,941	1,945,311	—	—

Total	38,404,136	38,466,561	1,801,615	1,816,140

Unrealized Loss Position Investments

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2011
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,012,827	54,063	1,284,639	23,938	18,297,466	78,001
Japanese local gov’t bonds	121,689	1,410	—	—	121,689	1,410
U.S. Treasury bonds and federal agency securities	84,209	522	3	—	84,212	522
Other foreign gov’t bonds	148,135	181	—	—	148,135	181
Agency mortgage-backed securities (Note)	520,937	7,710	—	—	520,937	7,710
Residential mortgage-backed securities	40,706	359	251,170	5,067	291,876	5,426
Commercial mortgage-backed securities	1,499	1	355,884	26,006	357,383	26,007
Japanese corporate bonds and other debt securities	1,133,710	13,047	276,244	1,534	1,409,954	14,581
Foreign corporate bonds and other debt securities	116,588	1,324	126,015	1,630	242,603	2,954
Equity securities (marketable)	101,214	8,462	2,154	370	103,368	8,832

Total	19,281,514	87,079	2,296,109	58,545	21,577,623	145,624

Held-to-maturity securities:
Debt securities:
Japanese government bonds	299,022	1,269	—	—	299,022	1,269

Total	299,022	1,269	—	—	299,022	1,269

2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	12,325,775	3,501	683,322	8,563	13,009,097	12,064
Japanese local gov’t bonds	25,251	80	5,743	10	30,994	90
U.S. Treasury bonds and federal agency securities	40,503	79	—	—	40,503	79
Other foreign gov’t bonds	205,750	227	7,312	35	213,062	262
Agency mortgage-backed securities (Note)	229,915	628	102,451	268	332,366	896
Residential mortgage-backed securities	39,480	544	153,112	2,717	192,592	3,261
Commercial mortgage-backed securities	6,639	41	192,865	10,908	199,504	10,949
Japanese corporate bonds and other debt securities	477,021	1,725	292,956	12,793	769,977	14,518
Foreign corporate bonds and other debt securities	103,500	619	93,087	1,555	196,587	2,174
Equity securities (marketable)	61,355	4,388	2,039	365	63,394	4,753

Total	13,515,189	11,832	1,532,887	37,214	15,048,076	49,046

Held-to-maturity securities:
Debt securities:
Japanese government bonds	49,950	62	—	—	49,950	62

Total	49,950	62	—	—	49,950	62

Note:	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011, and ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Other Investments Disclosure

The following table summarizes the composition of other investments:

	2011	2012
	(in millions of yen)
Equity method investments	172,326	231,730
Investments held by consolidated investment companies	285,716	190,343
Other equity interests	494,534	560,816

Total other investments	952,576	982,889